Derivative Instruments - Derivatives by Balance Sheet Location (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Derivative instruments
Fair value of derivative assets	$ 118	$ 37	$ 947
Fair value of derivative liabilities	36,751	63,238	91,890
Not designated as hedging instrument | Prepayments | Foreign exchange forward
Derivative instruments
Fair value of derivative assets		0	251
Not designated as hedging instrument | Prepayments | Gasoline and Diesel Fuel Agreements
Derivative instruments
Fair value of derivative assets	118	37	696
Not designated as hedging instrument | Accrued Expenses [Member] | Cross Currency Swap Agreements
Derivative instruments
Fair value of derivative liabilities	0	12,818	0
Not designated as hedging instrument | Accounts Payable [Member] | Foreign exchange forward
Derivative instruments
Fair value of derivative liabilities	346	366	0
Designated as hedging instrument
Derivative instruments
Fair value of derivative liabilities	36,405	50,054	91,890
Designated as hedging instrument | Accrued Expenses [Member] | Interest rate swap agreements
Derivative instruments
Fair value of derivative liabilities	0	3,494	0
Designated as hedging instrument | Other Noncurrent Liabilities | Interest rate swap agreements
Derivative instruments
Fair value of derivative liabilities	27,139	30,431	46,484
Designated as hedging instrument | Other Noncurrent Liabilities | Cross Currency Swap Agreements
Derivative instruments
Fair value of derivative liabilities	$ 9,266	$ 16,129	$ 45,406